Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basic
Net income	$ 4,285	$ 3,242
Weighted average common shares outstanding	6,161,686	6,076,249
Less: Average unallocated ESOP shares	(239,440)	(184,898)
Average shares	5,922,246	5,891,351
Basic earnings per common share	$ 0.72	$ 0.55
Diluted
Net income	$ 4,285	$ 3,242
Weighted average common shares outstanding for basic earnings per common share	5,922,246	5,891,351
Add: Dilutive effects of assumed exercises of stock options	1,678	2,189
Average shares and dilutive potential common shares	5,923,924	5,893,793
Diluted earnings per common share	$ 0.72	$ 0.55